FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

June 14, 2019

Filed via EDGAR (CIK # 0001655589)

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:      Franklin Templeton ETF Trust (“Registrant”)

File Nos. 333-208873 and 811-23124

Dear Sir or Madam:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (Amendment), which is being filed under the Securities Act of 1933, as amended (1933 Act), and the Investment Company Act of 1940, as amended (1940 Act). The Trust is filing this Amendment for the purpose of registering shares of a new series designated as the Franklin Liberty US Core Bond ETF (the Fund).

The Trust intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and statement of additional information relating to the Fund.

The Amendment relates only to the Fund and does not otherwise delete, amend, or supersede any other information relating to the prospectus or statement of additional information of any other series of the Trust.

Please direct any questions or comments relating to this filing to J. Stephen Feinour, Jr., Stradley Ronan Stevens & Young at (215) 564-8000.

 Very truly yours,

/s/ Navid J. Tofigh

Navid J. Tofigh

Vice President and Secretary